CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                               September 30, 2015


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


      Re:        First Trust Exchange-Traded AlphaDEX(R) Fund II
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Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), Post-Effective Amendment No. 58 and under the Investment Company Act of 1940, as amended, Amendment No. 59 to the Registrant's registration statement on Form N-1A (the "Amendment"). The Amendment relates to First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund, First Trust Developed Markets Ex-US AlphaDEX(R) Fund, First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund, First Trust Emerging Markets AlphaDEX(R) Fund, First Trust Emerging Markets Small Cap AlphaDEX(R) Fund, First Trust Europe AlphaDEX(R) Fund and First Trust Latin America AlphaDEX(R) Fund, each a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act.

      If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

                                         Very truly yours,

                                         CHAPMAN AND CUTLER LLP


                                         By: /s/ Morrison C. Warren
                                             ---------------------------------
                                                 Morrison C. Warren

Enclosures